LONG-TERM LOANS AND OTHER BORROWINGS - Promissory notes (Details) $ in Billions	12 Months Ended
Dec. 31, 2017 USD ($)
Promissory notes - ZTE and PT Huawei
Borrowings and other credit facilities
Percentage of Hand-over Report projects	85.00%
Promissory notes - PT Huawei
Borrowings and other credit facilities
Total loans and other borrowings	$ 0.2
Interest rate basis	6 months LIBOR
Interest rate adjustment (as a percent)	1.50%
Promissory notes - PT ZTE Indonesia
Borrowings and other credit facilities
Total loans and other borrowings	$ 0.1
Interest rate basis	6 months LIBOR
Interest rate adjustment (as a percent)	1.50%